Income tax benefit / (expense) - Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	€ (22,449)	€ (111,247)	€ (467,353)
Tax benefit / (expense) calculated at the Swiss statutory tax rate of 18.8% (18.8% in both FY2021/22 and 2020/21) applicable to the Company	4,221	20,919	88,096
Adjustments in respect of prior years	5,051	141	(149)
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	2,428	(124)	(590)
Expenses not deductible for tax purposes	(7,349)	(5,648)	(33,589)
Current year losses not generating deferred tax assets	(5,039)	(2,583)	(11,639)
Effect of capital reorganization	0	0	(11,958)
Effect of income taxed at different tax rates	(4,667)	(1,400)	275
Deferred tax assets recognized for future tax credits	0	0	440
Non-taxable income / gains	1,885	2,027	0
Other tax items	2,420	1,280	985
Total reported effective tax benefit / (expense)	(1,050)	14,612	31,871
Tax effect on remeasurement of post-employment benefit obligations	86	(570)	108
Tax effect on other investments at FVOCI	(181)	0	0
Total tax effect	€ (95)	€ (570)	€ 108